UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Investment Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  415-281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              99

Form 13F Information Table Value Total:  $      786,793
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 COM            03739T108      316     14,100 SH       SOLE                    14,100      0    0
ACORDA THERAPEUTICS INC      COM            00484M106    10487    416,135 SH       SOLE                   416,135      0    0
AFFYMAX INC                  COM            00826A109      113      4,569 SH       SOLE                     4,569      0    0
ALCOA INC                    COM            013817101    12959    803,934 SH       SOLE                   803,934      0    0
ALCON INC                    COM            H01301102    11654     70,912 SH       SOLE                    70,912      0    0
ALKERMES INC                 COM            01642T108     1929    205,039 SH       SOLE                   205,039      0    0
ALLERGAN INC                 COM            018490102     3241     51,440 SH       SOLE                    51,440      0    0
AMERICAN MED SYS HLDGS INC   COM            02744M108     7130    369,612 SH       SOLE                   369,612      0    0
AMERIGROUP CORP              COM            03073T102     1122     41,629 SH       SOLE                    41,629      0    0
AMERIGROUP CORP              CNV            03073TAB8     4344  4,525,000 PRN      SOLE                 4,525,000      0    0
AMGEN INC                    COM            031162100     3949     69,812 SH       SOLE                    69,812      0    0
AMN HEALTHCARE SERVICES INC  COM            001744101      644     71,127 SH       SOLE                    71,127      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    11148 14,189,000 PRN      SOLE                14,189,000      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    23875  1,682,508 SH       SOLE                 1,682,508      0    0
APPLE INC                    COM            037833100     6056     28,737 SH       SOLE                    28,737      0    0
ASIAINFO HLDGS INC           COM            04518A104      402     13,201 SH       SOLE                    13,201      0    0
ATHEROS COMMUNICATIONS INC   COM            04743P108     1028     30,010 SH       SOLE                    30,010      0    0
AUTODESK INC                 COM            052769106    16591    652,913 SH       SOLE                   652,913      0    0
AUXILIUM PHARMACEUTICALS INC COM            05334D107    13492    450,030 SH       SOLE                   450,030      0    0
AVALONBAY CMNTYS INC         COM            053484101    12179    148,331 SH       SOLE                   148,331      0    0
BED BATH & BEYOND INC        COM            075896100    18265    473,074 SH       SOLE                   473,074      0    0
BIOGEN IDEC INC              COM            09062X103     5026     93,944 SH       SOLE                    93,944      0    0
BLACKROCK INC                COM            09247X101     3671     15,810 SH       SOLE                    15,810      0    0
BROADCOM CORP                COM            111320107     6184    196,516 SH       SOLE                   196,516      0    0
BROOKDALE SR LIVING INC      COM            112463104     4519    248,442 SH       SOLE                   248,442      0    0
BUCYRUS INTL INC NEW         COM            118759109     9396    166,691 SH       SOLE                   166,691      0    0
CAPITAL ONE FINL CORP        COM            14040H105    14937    389,590 SH       SOLE                   389,590      0    0
CARDIOME PHARMA CORP         COM            14159U202      861    193,579 SH       SOLE                   193,579      0    0
CAREFUSION CORP              COM            14170T101     3438    137,456 SH       SOLE                   137,456      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101    33974  2,503,584 SH       SOLE                 2,503,584      0    0
CENTURY ALUM CO              COM            156431108     3472    214,466 SH       SOLE                   214,466      0    0
CIGNA CORP                   COM            125509109    15831    448,861 SH       SOLE                   448,861      0    0
CITRIX SYS INC               COM            177376100     3221     77,400 SH       SOLE                    77,400      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102     4659    102,785 SH       SOLE                   102,785      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    12433    349,254 SH       SOLE                   349,254      0    0
CONCUR TECHNOLOGIES INC      COM            206708109     2817     65,894 SH       SOLE                    65,894      0    0
CONSOL ENERGY INC            COM            20854P109    10899    218,858 SH       SOLE                   218,858      0    0
CROSS CTRY HEALTHCARE INC    COM            227483104      161     16,243 SH       SOLE                    16,243      0    0
CVS CAREMARK CORPORATION     COM            126650100    15530    482,151 SH       SOLE                   482,151      0    0
DAVITA INC                   COM            23918K108     5127     87,291 SH       SOLE                    87,291      0    0
DEERE & CO                   COM            244199105    15596    288,331 SH       SOLE                   288,331      0    0
DISNEY WALT CO               COM            254687106    13896    430,880 SH       SOLE                   430,880      0    0
EATON CORP                   COM            278058102    18323    288,006 SH       SOLE                   288,006      0    0
ECLIPSYS CORP                COM            278856109    11190    604,190 SH       SOLE                   604,190      0    0
EXPRESS SCRIPTS INC          COM            302182100    20223    234,012 SH       SOLE                   234,012      0    0
F5 NETWORKS INC              COM            315616102     6449    121,739 SH       SOLE                   121,739      0    0
GILEAD SCIENCES INC          COM            375558103     2779     64,222 SH       SOLE                    64,222      0    0
GOOGLE INC                   COM            38259P508    19729     31,822 SH       SOLE                    31,822      0    0
HEARTWARE INTL INC           COM            422368100     3371     95,046 SH       SOLE                    95,046      0    0
HOLOGIC INC                  CNV            436440AA9     9978 11,708,000 PRN      SOLE                11,708,000      0    0
HOST HOTELS & RESORTS INC    COM            44107P104     8597    736,654 SH       SOLE                   736,654      0    0
HUMAN GENOME SCIENCES INC    COM            444903108     2051     67,076 SH       SOLE                    67,076      0    0
ISHARES TR INDEX             COM            464287739    36010      7,842 SH  CALL SOLE                     7,842      0    0
KIMCO REALTY CORP            COM            49446R109     7252    536,006 SH       SOLE                   536,006      0    0
LIFEPOINT HOSPITALS INC      COM            53219L109     5447    167,444 SH       SOLE                   167,444      0    0
LIFEPOINT HOSPITALS INC      CNV            53219LAG4     3340  3,641,303 PRN      SOLE                 3,641,303      0    0
LOWES COS INC                COM            548661107     6366    272,166 SH       SOLE                   272,166      0    0
MEDICINES CO                 COM            584688105      965    115,680 SH       SOLE                   115,680      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309     6115    226,081 SH       SOLE                   226,081      0    0
METTLER TOLEDO INTERNATIONAL COM            592688105     1599     15,234 SH       SOLE                    15,234      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
MILLICOM INTL CELLULAR S A   COM            L6388F110     3469     47,030 SH       SOLE                    47,030      0    0
NVIDIA CORP                  COM            67066G104     4870    260,718 SH       SOLE                   260,718      0    0
OFFICE DEPOT INC             COM            676220106     3539    548,647 SH       SOLE                   548,647      0    0
OFFICEMAX INC DEL            COM            67622P101     1964    154,751 SH       SOLE                   154,751      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103     4634    319,114 SH       SOLE                   319,114      0    0
OREXIGEN THERAPEUTICS INC    COM            686164104     2428    326,403 SH       SOLE                   326,403      0    0
PATTERSON COMPANIES INC      COM            703395103     1006     35,959 SH       SOLE                    35,959      0    0
PERKINELMER INC              COM            714046109     5500    267,131 SH       SOLE                   267,131      0    0
QUALCOMM INC                 COM            747525103      517     11,177 SH       SOLE                    11,177      0    0
QWEST COMMUNICATIONS INTL IN COM            749121109    10968  2,605,319 SH       SOLE                 2,605,319      0    0
RACKSPACE HOSTING INC        COM            750086100      483     23,176 SH       SOLE                    23,176      0    0
REHABCARE GROUP INC          COM            759148109     1929     63,386 SH       SOLE                    63,386      0    0
ROCKWELL AUTOMATION INC      COM            773903109    21510    457,862 SH       SOLE                   457,862      0    0
SALESFORCE COM INC           COM            79466L302     3608     48,903 SH       SOLE                    48,903      0    0
SANDISK CORP                 CNV            80004CAC5     6365  7,659,000 PRN      SOLE                 7,659,000      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    15310  1,124,893 SH       SOLE                 1,124,893      0    0
SCHLUMBERGER LTD             COM            806857108    26900    413,268 SH       SOLE                   413,268      0    0
SELECT MED HLDGS CORP        COM            81619Q105     2311    217,635 SH       SOLE                   217,635      0    0
SIMON PPTY GROUP INC NEW     COM            828806109    26846    336,418 SH       SOLE                   336,418      0    0
SL GREEN RLTY CORP           COM            78440X101     5622    111,909 SH       SOLE                   111,909      0    0
SONUS NETWORKS INC           COM            835916107      434    205,553 SH       SOLE                   205,553      0    0
STRYKER CORP                 COM            863667101    25909    514,373 SH       SOLE                   514,373      0    0
TEVA PHARMACEUTICAL INDS LTD COM            881624209    15899      2,830 SH  CALL SOLE                     2,830      0    0
TEVA PHARMACEUTICAL INDS LTD COM            881624209     9126    162,449 SH       SOLE                   162,449      0    0
TIM PARTICIPACOES S A        COM            88706P106     3507    118,044 SH       SOLE                   118,044      0    0
UNIVERSAL HLTH SVCS INC      COM            913903100     2528     82,898 SH       SOLE                    82,898      0    0
UQM TECHNOLOGIES INC         COM            903213106      221     32,260 SH       SOLE                    32,260      0    0
VANCEINFO TECHNOLOGIES INC   COM            921564100      123      6,400 SH       SOLE                     6,400      0    0
VITAL IMAGES INC             COM            92846N104      255     20,063 SH       SOLE                    20,063      0    0
VIVO PARTICIPACOES S A       COM            92855S200     8389    270,600 SH       SOLE                   270,600      0    0
VMWARE INC                   COM            928563402      502     11,841 SH       SOLE                    11,841      0    0
WARNER CHILCOTT PLC IRELAND  COM            G94368100     1678     58,949 SH       SOLE                    58,949      0    0
WATERS CORP                  COM            941848103     2024     32,659 SH       SOLE                    32,659      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    20327    513,181 SH       SOLE                   513,181      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     1405     38,227 SH       SOLE                    38,227      0    0
WELLPOINT INC                COM            94973V107     4858     83,337 SH       SOLE                    83,337      0    0
WHITING PETE CORP NEW        COM            966387102     6885     96,362 SH       SOLE                    96,362      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    13623    675,422 SH       SOLE                   675,422      0    0
ZIMMER HLDGS INC             COM            98956P102     2965     50,158 SH       SOLE                    50,158      0    0